Group information - Summary of VIEs and Subsidiaries of VIEs (Detail) - Wanda Sports Co Ltd [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	China
Direct % equity interest	0.00%